Employee Benefit Plan, Description of Plan (Details) - EBP CLW NR - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Employer Contribution, Matching Percentage	70.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	300.00%
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 155,600	$ 109,000
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	100,000	170,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Increase (Decrease) from Deemed Distribution	$ (37,893)
Net decrease in net assets available for benefits before transfers	$ (4,072,006)	$ (70,849,427)
Vesting Schedule, Less Than Two Years
EBP, Description of Plan [Line Items]
EBP, Employer Contribution Vesting Percentage	0.00%
Vesting Schedule, 2 Years and Greater
EBP, Description of Plan [Line Items]
EBP, Employer Contribution Vesting Percentage		100.00%